SHARE CAPITAL (Tables)	12 Months Ended
Sep. 30, 2024
Disclosure Of Share Capital Information [Abstract]
Disclosure of detailed information about number and weighted average exercise prices of share options
The following table summarizes changes in the Company’s outstanding stock options for the year ended September 30, 2024:

	NUMBER	WEIGHTED AVERAGE EXERCISE PRICE
Balance - September 30, 2023	2,829,676	$9.94
Granted	62,000	$5.60
Exercised	(3,942)	$1.49
Cancelled / Forfeited	(70,813)	$10.26
Expired	(125,585)	$9.02
Balance - September 30, 2024	2,691,336	$9.89

Disclosure of detailed information about range of exercise prices of outstanding share options
The following is a summary of the outstanding stock options as at September 30, 2024:

OPTIONS OUTSTANDING			OPTIONS EXERCISABLE
Range of Exercise Prices	Quantity Outstanding	Weighted Average Remaining Contractual Life (years)	Quantity Exercisable
$1.20 - $3.00	71,865	4.0	61,665
$3.01 - $5.00	217,087	7.5	213,687
$5.01 - $10.00	1,539,917	7.4	1,514,150
$10.01 - $20.00	650,642	4.9	650,642
$20.01 - $30.00	96,825	4.1	96,825
$30.01 - $45.08	115,000	4.4	115,000
	2,691,336	7.3	2,651,969

Disclosure of detailed information about stock option valuation assumptions
The following inputs were used to fair value the options that were granted during the year ended September 30, 2024 and the thirteen months ended September 30, 2023:

	SEPTEMBER 30, 2024	SEPTEMBER 30, 2023
Risk free interest rate	3.57% - 3.60%	3.03% - 3.47%
Expected life of options	5.0 - 5.7 years	5.0 - 6.0 years
Expected annualized volatility	87.72% - 89.09%	83.68% - 87.51%
Expected dividend yield	—	—
Forfeiture rate	10.4%	11.3% - 11.7%

Disclosure of detailed information about number and weighted average exercise prices of restricted stock unit
The following table summarizes the movements in the Company’s outstanding RSUs:

NUMBER
Balance - September 30, 2023	881,149
Granted	3,440,578
Exercised	(1,193,789)
Cancelled / Forfeited	(154,295)
Balance - September 30, 2024	2,973,643

Disclosure of detailed information about number and weighted average exercise prices of performance share units
The following table summarizes the movements in the Company’s outstanding PSUs:

NUMBER
Balance - September 30, 2023	260,713
Granted	911,213
Exercised	(2,216)
Cancelled / Forfeited	(52,492)
Balance - September 30, 2024	1,117,218